Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 1,404	$ 868
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		435	69
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		396	432
Net Amounts		573	367
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	430	464
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		45	35
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		247	90
Net Amounts		138	339
Commodity Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	443	95
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		34	13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		71	54
Net Amounts		338	28
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	146	84
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13	8
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		71	54
Net Amounts		62	22
Commodity Contract | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	483	374
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		159	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		324	367
Net Amounts		0	0
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	176	43
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		176	36
Net Amounts		0	0
Interest Rate Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	377	399
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		210	49
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1	11
Net Amounts		166	339
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	7	337
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		0	20
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0	0
Net Amounts		7	$ 317
Foreign currency exchange rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0
Net Amounts		69
Foreign currency exchange rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		32
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		0
Net Amounts		$ 69

[1]	Excludes derivative liabilities of $26 million and $6 million at Virginia Power at December 31, 2022 and 2021, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at December 31, 2022 or 2021 which were not subject to master netting or similar arrangements.